CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	$ 1,832	$ 368	$ 758
Accounts receivable, net	1,667	641	702
Inventories, net	3,042	777	4,070
Prepaid expenses and other current assets	76	15	411
Total current assets	6,617	1,801	5,941
Inventories, net	2,078	2,078	0
Property and equipment, net	1,166	792	816
Intangible assets, net	9,603	11,903	16,382
Total assets	19,464	16,574	23,139
Current liabilities
Accounts payable	1,836	1,196	868
Accrued expenses	1,688	252	511
Accrued interest	164	137	42
Due to related parties	27	324	2,110
Deferred revenue and customer deposits	215	149	480
Deferred rent	47	0
Convertible notes payable	0	781	0
Obligation under capital leases	54	54	123
Derivative liabilities	2,423	1,284	270
Total current liabilities	6,454	4,177	4,404
Long-term obligation under capital leases, net of current portion	67	106	0
Convertible note payable	2,000	2,000	2,000
Total liabilities	8,521	6,283	6,404
Commitments and contingencies
Total convertible preferred stock	0	0	378
Stockholders' equity
Preferred Stock, Value	0	0	0
Common Stock, Value	0	0	0
Additional paid in capital	211,112	198,710	186,919
Treasury stock, at cost	(22)	(22)	(22)
Accumulated deficit	(200,147)	(188,397)	(170,540)
Total stockholders’ equity	10,943	10,291	16,357
Total liabilities and stockholders' equity	19,464	16,574	23,139
Series A convertible Preferred Stock [Member]
Current liabilities
Total convertible preferred stock		0	$ 378
Series B convertible Preferred Stock [Member]
Current liabilities
Total convertible preferred stock	$ 0	$ 0